N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
Entity Central Index Key	0001104304
Entity Investment Company Type	N-4
Document Period End Date	Apr. 16, 2026
Amendment Flag	false
C000003362 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	Effective October 1, 2009, Prudential has waived the withdrawal charge for all Contracts.
Are There Transaction Charges?
If loans are permitted under the terms of the Contract, a loan application fee of up to $75 will be charged for each new loan, which amount is not refundable. In addition, there is an annual loan maintenance fee of up to $60, which amount will be deducted from a Participant's account.
Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in the Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to charge the contract owner in the future to cover such taxes or assessments, if any, when applicable.

For more information about transaction charges, please refer to the “Charges, Fees and Deductions” section in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (as a percentage of net assets)[1]	0.50%	0.75%
	Investment Options (Portfolio Fees and Expenses)	0.28%	1.34%

	[1] The Base Contract Expense includes the mortality and expense risk charge and the administrative fee.
	For more information about fees and expenses, please refer to the “Charges, Fees and Deductions” section in this prospectus.

	To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $736	Highest Annual Cost $1,863

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to please refer to the “Charges, Fees and Deductions” section in this prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?
You can lose money by participating in the Contract.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a Subaccount to new investors or stop accepting contributions from existing investors to any or all Subaccounts at any time.
For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Prudential. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential is available upon request. Such requests can be made toll-free at 855-756-4738. Information about Prudential's and its affiliate's financial strength ratings can be found under Investor Relations at the bottom of the home page at www.prudential.com.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Prudential reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.

For more information about investment and transfer restrictions, please refer to the “Charges, Fees and Reductions” section later in this prospectus.

Are There any Restrictions on Contract Benefits?	The Contract does not offer any optional benefits.
TAXES
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information about tax implications, please refer to the “Federal Tax Status” section later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to the “Other Information” section later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to the “Federal Tax Status” section later in this prospectus.

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? Effective October 1, 2009, Prudential has waived the withdrawal charge for all Contracts.
Transaction Charges [Text Block]
Are There Transaction Charges?
If loans are permitted under the terms of the Contract, a loan application fee of up to $75 will be charged for each new loan, which amount is not refundable. In addition, there is an annual loan maintenance fee of up to $60, which amount will be deducted from a Participant's account.
Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in the Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to charge the contract owner in the future to cover such taxes or assessments, if any, when applicable.

For more information about transaction charges, please refer to the “Charges, Fees and Deductions” section in this prospectus.

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	Effective October 1, 2009, Prudential has waived the withdrawal charge for all Contracts.
Are There Transaction Charges?
If loans are permitted under the terms of the Contract, a loan application fee of up to $75 will be charged for each new loan, which amount is not refundable. In addition, there is an annual loan maintenance fee of up to $60, which amount will be deducted from a Participant's account.
Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in the Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to charge the contract owner in the future to cover such taxes or assessments, if any, when applicable.

For more information about transaction charges, please refer to the “Charges, Fees and Deductions” section in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (as a percentage of net assets)[1]	0.50%	0.75%
	Investment Options (Portfolio Fees and Expenses)	0.28%	1.34%

	[1] The Base Contract Expense includes the mortality and expense risk charge and the administrative fee.
	For more information about fees and expenses, please refer to the “Charges, Fees and Deductions” section in this prospectus.

	To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $736	Highest Annual Cost $1,863

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to please refer to the “Charges, Fees and Deductions” section in this prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?
You can lose money by participating in the Contract.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a Subaccount to new investors or stop accepting contributions from existing investors to any or all Subaccounts at any time.
For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Prudential. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential is available upon request. Such requests can be made toll-free at 855-756-4738. Information about Prudential's and its affiliate's financial strength ratings can be found under Investor Relations at the bottom of the home page at www.prudential.com.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Prudential reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.

For more information about investment and transfer restrictions, please refer to the “Charges, Fees and Reductions” section later in this prospectus.

Are There any Restrictions on Contract Benefits?	The Contract does not offer any optional benefits.
TAXES
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information about tax implications, please refer to the “Federal Tax Status” section later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to the “Other Information” section later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to the “Federal Tax Status” section later in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.50%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.75%
Investment Options (of Other Amount) Minimum [Percent]	0.28%
Investment Options (of Other Amount) Maximum [Percent]	1.34%
Base Contract (N-4) Footnotes [Text Block]	[1] The Base Contract Expense includes the mortality and expense risk charge and the administrative fee.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	Effective October 1, 2009, Prudential has waived the withdrawal charge for all Contracts.
Are There Transaction Charges?
If loans are permitted under the terms of the Contract, a loan application fee of up to $75 will be charged for each new loan, which amount is not refundable. In addition, there is an annual loan maintenance fee of up to $60, which amount will be deducted from a Participant's account.
Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in the Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to charge the contract owner in the future to cover such taxes or assessments, if any, when applicable.

For more information about transaction charges, please refer to the “Charges, Fees and Deductions” section in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (as a percentage of net assets)[1]	0.50%	0.75%
	Investment Options (Portfolio Fees and Expenses)	0.28%	1.34%

	[1] The Base Contract Expense includes the mortality and expense risk charge and the administrative fee.
	For more information about fees and expenses, please refer to the “Charges, Fees and Deductions” section in this prospectus.

	To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $736	Highest Annual Cost $1,863

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to please refer to the “Charges, Fees and Deductions” section in this prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?
You can lose money by participating in the Contract.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a Subaccount to new investors or stop accepting contributions from existing investors to any or all Subaccounts at any time.
For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Prudential. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential is available upon request. Such requests can be made toll-free at 855-756-4738. Information about Prudential's and its affiliate's financial strength ratings can be found under Investor Relations at the bottom of the home page at www.prudential.com.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Prudential reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.

For more information about investment and transfer restrictions, please refer to the “Charges, Fees and Reductions” section later in this prospectus.

Are There any Restrictions on Contract Benefits?	The Contract does not offer any optional benefits.
TAXES
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information about tax implications, please refer to the “Federal Tax Status” section later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to the “Other Information” section later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to the “Federal Tax Status” section later in this prospectus.

Lowest Annual Cost [Dollars]	$ 736
Highest Annual Cost [Dollars]	$ 1,863
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Risks [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	Effective October 1, 2009, Prudential has waived the withdrawal charge for all Contracts.
Are There Transaction Charges?
If loans are permitted under the terms of the Contract, a loan application fee of up to $75 will be charged for each new loan, which amount is not refundable. In addition, there is an annual loan maintenance fee of up to $60, which amount will be deducted from a Participant's account.
Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in the Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to charge the contract owner in the future to cover such taxes or assessments, if any, when applicable.

For more information about transaction charges, please refer to the “Charges, Fees and Deductions” section in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (as a percentage of net assets)[1]	0.50%	0.75%
	Investment Options (Portfolio Fees and Expenses)	0.28%	1.34%

	[1] The Base Contract Expense includes the mortality and expense risk charge and the administrative fee.
	For more information about fees and expenses, please refer to the “Charges, Fees and Deductions” section in this prospectus.

	To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $736	Highest Annual Cost $1,863

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract Expenses and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to please refer to the “Charges, Fees and Deductions” section in this prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?
You can lose money by participating in the Contract.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a Subaccount to new investors or stop accepting contributions from existing investors to any or all Subaccounts at any time.
For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Prudential. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential is available upon request. Such requests can be made toll-free at 855-756-4738. Information about Prudential's and its affiliate's financial strength ratings can be found under Investor Relations at the bottom of the home page at www.prudential.com.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Prudential reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.

For more information about investment and transfer restrictions, please refer to the “Charges, Fees and Reductions” section later in this prospectus.

Are There any Restrictions on Contract Benefits?	The Contract does not offer any optional benefits.
TAXES
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information about tax implications, please refer to the “Federal Tax Status” section later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to the “Other Information” section later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to the “Federal Tax Status” section later in this prospectus.

Investment Restrictions [Text Block]
Prudential reserves the right to remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.

For more information about investment and transfer restrictions, please refer to the “Charges, Fees and Reductions” section later in this prospectus.

Key Information, Benefit Restrictions [Text Block]	The Contract does not offer any optional benefits.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information about tax implications, please refer to the “Federal Tax Status” section later in this prospectus.

Investment Professional Compensation [Text Block]
Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to the “Other Information” section later in this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to the “Federal Tax Status” section later in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an interest in the Contract or when making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy an interest in the Contract, surrender an interest or make withdrawals from the Contract, or transfer Participant Account Value between investment options. State premium taxes may also be deducted.
For more information about those fees and maximum charges, see the “Charges, Fees and Deductions” section of this prospectus.

TRANSACTION EXPENSES
	Minimum	Maximum [1]
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [2]	None	None
New Loan Application Fee	$0	$75.00
Annual Loan Maintenance Fee	$0	$60.00
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions (as a percentage of Contract Value) [3]	0.0%	3.5%
1Neither the plan nor Prudential is prohibited from increasing a charge (up to the maximum charge) just because a particular charge is currently set at zero.
2Currently, we do not impose a transfer fee.
3Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information, see the “Taxes Attributable to Premium” section of this prospectus.
The next table describes the fees and expenses that you will pay each year during the time that you participate in the Contract (not including portfolio fees and expenses).

ANNUAL CONTRACT EXPENSES
Maximum
Base Contract Expenses (as a percentage of net assets): [1]	0.75%
1 The Base Contract Expenses includes the mortality and expense risk charge (0.15%) and the administrative fee (maximum 0.60%). The administrative fee may be reduced under certain Contracts due to economies of scale and other factors.
The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you participate in the Contract. For a complete list of portfolios available under the Contract, including their annual expenses, please refer to “Appendix A: Guaranteed Interest Account and Underlying Fund Options” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.28%	1.34%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual portfolio company expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you annuitize at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you do not surrender your interest in the Contract:	$2,142	$6,612	$11,341	$24,398

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES
	Minimum	Maximum [1]
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [2]	None	None
New Loan Application Fee	$0	$75.00
Annual Loan Maintenance Fee	$0	$60.00
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions (as a percentage of Contract Value) [3]	0.0%	3.5%
1Neither the plan nor Prudential is prohibited from increasing a charge (up to the maximum charge) just because a particular charge is currently set at zero.
2Currently, we do not impose a transfer fee.
3Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information, see the “Taxes Attributable to Premium” section of this prospectus.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Minimum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	0.00%
Transfer Fee (of Other Amount), Maximum [Percent]	0.00%
Transfer Fee (of Other Amount), Minimum [Percent]	0.00%
Transfer Fee, Footnotes [Text Block]	Currently, we do not impose a transfer fee.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information, see the “Taxes Attributable to Premium” section of this prospectus.
Annual Contract Expenses [Table Text Block]

ANNUAL CONTRACT EXPENSES
Maximum
Base Contract Expenses (as a percentage of net assets): [1]	0.75%
1 The Base Contract Expenses includes the mortality and expense risk charge (0.15%) and the administrative fee (maximum 0.60%). The administrative fee may be reduced under certain Contracts due to economies of scale and other factors.

Base Contract Expense (of Other Amount), Maximum [Percent]	0.75%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses includes the mortality and expense risk charge (0.15%) and the administrative fee (maximum 0.60%). The administrative fee may be reduced under certain Contracts due to economies of scale and other factors.
Annual Portfolio Company Expenses [Table Text Block]

ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.28%	1.34%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	1.34%
Surrender Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you annuitize at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you do not surrender your interest in the Contract:	$2,142	$6,612	$11,341	$24,398

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,142
Surrender Expense, 3 Years, Maximum [Dollars]	6,612
Surrender Expense, 5 Years, Maximum [Dollars]	11,341
Surrender Expense, 10 Years, Maximum [Dollars]	$ 24,398
Annuitize Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you annuitize at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you do not surrender your interest in the Contract:	$2,142	$6,612	$11,341	$24,398

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,142
Annuitized Expense, 3 Years, Maximum [Dollars]	6,612
Annuitized Expense, 5 Years, Maximum [Dollars]	11,341
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 24,398
No Surrender Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you annuitize at the end of the applicable time period:	$2,142	$6,612	$11,341	$24,398
If you do not surrender your interest in the Contract:	$2,142	$6,612	$11,341	$24,398

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,142
No Surrender Expense, 3 Years, Maximum [Dollars]	6,612
No Surrender Expense, 5 Years, Maximum [Dollars]	11,341
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 24,398
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF PARTICIPATING IN THE CONTRACT
The risks identified below are the principal risks of participating in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Subaccounts, which invest in portfolios. If the Subaccounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Subaccounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.
Fund Removal and Replacement Risk. Prudential reserves the right to remove or substitute a Subaccount or underlying investment option. A substituted investment option may differ in its investment objectives, performance, risk profile and fees. If an investment option is eliminated without replacement, your assets may be automatically reallocated to a default investment that may not align with your investment objectives unless you elect otherwise.
Risks Associated with Market Value Adjustment. If your plan elected the version of the Contract that has a market value adjustment feature, certain transfers from the Guaranteed Interest Account are subject to a market value adjustment if they exceed specified thresholds. The Guaranteed Interest Account is subject to an initial balance transfer limit that generally restricts investors from transferring more than 20% of their beginning yearly balance out of the Guaranteed Interest Account. Amounts transferred from a Participant’s Guaranteed Interest Account to another investment option available under the Participant’s plan that are in excess of 20% of the Participant’s Guaranteed Interest Account value (as measured as of the first day of the calendar year) are subject to a Market Value Adjustment as described in the Contract and SAI.
The market value adjustment is calculated by taking the interest rate applicable to deposited funds, subtracting the current rate for new contributions, and multiplying the difference by 3. Investors bear the investment risk associated with changes in interest rates. In addition, any allocation to the Guaranteed Interest Account is subject to the claims-paying ability of Prudential. Additional information regarding market value adjustments can be found in the Contract and SAI.
Transfer Restriction Risk. Certain Contracts may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contracts as “competing” with Prudential’s General Account options with regard to investment characteristics. If a Contract precludes such transfers, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock portfolio, may not for 90 days thereafter be transferred into a “competing” option or back to the Guaranteed Interest Account. Additional information regarding transfer limits applicable to the Guaranteed Interest Account can be found in the Contract and SAI.
Insurance Company Risk. No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contract. You should look to the financial strength of Prudential for its claims-paying ability. Prudential is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Prudential and our ability to conduct business and process transactions. Although Prudential has business continuity plans, it is possible that the plans may not operate as intended or required and that Prudential may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•The Death Benefit terminates upon annuitization.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in portfolio available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered. Withdrawals from the Contract will reduce your contract value and the principal available for future growth. Early withdrawals from the Contract may result in taxes and tax penalties.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
Asset Allocation Program	A method of diversification that allocates assets among classes to manage investment risk and enhance returns over the long term.	Optional	$0	$0	None
Systematic Withdrawal Plan	Allows for pre-planned, automatic scheduled distributions.	Optional	$0	$0	None
Death Benefit
When Empower receives due proof of a Participant’s death and a claim and payment election submitted in a form approved by us in Good Order, we generally will pay to the designated Beneficiary a death benefit made up of the balance in the Participant Account. The death benefit will be valued as of the end of the Business Day in which proof of death and a claim and payment election forms are received at Empower in Good Order.
The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this prospectus. For certain Contracts, a death benefit claim should be sent to a designated record keeper rather than Empower.
Prudential will pay the death benefit in accordance with the Participant’s instructions. The death benefit can be paid:
1. in one lump sum as if it were a single withdrawal by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner;
2. as systematic withdrawals to completely distribute the death benefit amount by December 31 of the 10th anniversary of the participant's death;
3. as an annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.); or
4. as a partial withdrawal with any combination of numbers 2 and 3 of the above.
Any such payment will be subject to the required minimum distribution rules of Code Section 401(a)(9) as described in the “Federal Tax Status” section. If the Participant has not so directed, the Beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:
•to receive a lump sum cash payment by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner;
•to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.);
•to receive regular payments in accordance with the systematic withdrawal plan to completely distribute the death benefit amount by December 31 of the 10th anniversary of the participant’s death; or
•a combination of all or any two of the three options above.
Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant’s spouse in the form of a “qualified pre-retirement survivor annuity.” A “qualified pre-retirement survivor annuity” is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant’s date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a plan which is subject to these requirements properly consents to the waiver of the benefit, Prudential will pay 50% of the balance in the Participant Account to such spouse even if the designated Beneficiary is someone other than the spouse. Under these circumstances, Prudential would pay the remaining 50% to the Participant’s designated Beneficiary.
Unless the retirement arrangement that covered the Participant provides otherwise, a Beneficiary who elects to have a fixed-dollar annuity may choose from among the available forms of annuity. See the “Effecting an Annuity” section. The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the required minimum distribution rules. See the “Federal Tax Status” section of this prospectus. If the Beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, Prudential will make a single cash payment to the Beneficiary. A specific Contract may provide that an annuity is payable to the Beneficiary if the Beneficiary fails to make an election.
With respect to the death benefits paid under a contract issued to a non-ERISA 403(b) plan or an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
Until Prudential pays a death benefit that results in reducing to zero the balance in the Participant Account, Prudential will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the Beneficiary in the same manner as they had been for the Participant, except:
•the Beneficiary may make no contributions; and
•the Beneficiary may not take a loan.
Asset Allocation Program
We may make available an asset allocation program to assist you in determining how to allocate Purchase Payments. If you choose to participate in the program, you may do so by utilizing a form available in the employee enrollment kit. The form will depict various asset allocation models based on age and risk tolerance. You also may participate in the program by providing instructions by telephone or through the internet, if permitted under your plan. We offer the asset allocation program at no charge to you. You are under no obligation to participate in the program or to invest according to its model allocations. You may ignore, in whole or in part, the model investment allocations provided by the program.
Asset allocation is a sophisticated method of diversification that allocates assets among classes to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program’s model allocations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. Prudential is not acting as your fiduciary as defined by ERISA, or any rule or guidance promulgated thereunder, by making the asset allocation program available to you. If you need investment advice, please consult a qualified professional.
The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time.
Systematic Withdrawal Plan
If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts in which he/she invests and the Guaranteed Interest Account to which he/she allocates contributions. A Participant may arrange for systematic withdrawals only if at the time he/she elects to have such an arrangement, the balance in his/her Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he/she has first separated from service with his/her Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying required minimum distribution rules.
Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable as ordinary income. Participants who have not reached age 59 1/2 may incur substantial tax penalties on withdrawals. Withdrawals made after a Participant has attained age 72 (or age 73 shall apply to distributions required to be made after December 31, 2022 for individuals who attain age 72 after such date) and withdrawals by Beneficiaries must satisfy certain required minimum distribution rules. See the “Federal Tax Status” section.
You may arrange systematic withdrawals only pursuant to an election in a form approved by Prudential. Under certain types of retirement arrangements, if a Participant is married, the Participant’s spouse must consent in writing to the election of systematic withdrawals with signatures notarized or witnessed by an authorized plan representative, or equivalent electronic procedure permitted by ERISA and related federal regulations. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.
We will generally pay the amount of any withdrawal within seven days after receipt of a properly completed withdrawal request, in Good Order. We will pay the amount of any withdrawal requested, less any applicable tax withholding. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists. We also may delay any payment in order to obtain information from the Employer of a Participant that is reasonably necessary to ensure that the payment is in compliance with the restrictions on withdrawals imposed by Section 403(b) of the Code, if applicable. In such an event, a withdrawal request will not be in Good Order and we will not process it until we obtain such information from the Employer. An explanation of why an employer may be unwilling to provide this information may be found in the “ERISA Considerations” section.
Prudential will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. If the systematic withdrawal is made to satisfy required minimum distribution rules and the next succeeding Business Day would cause such payment to be made in the subsequent calendar year, then payment will be made on the last Business Day, preceding the day of the month specified by the Contractholder. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his/her Participant Account or has instructed Prudential in writing to terminate his/her systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy required minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment performance during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.
Prudential will take your systematic withdrawals proportionally from all the Subaccounts unless your Employer has directed Prudential to take such withdrawals first from your allocations, if any, to the Guaranteed Interest Account. If your Employer has provided such direction, Prudential will take your systematic withdrawals from your investment, if any, in the Guaranteed Interest Account until that amount is exhausted and thereafter pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner than that described immediately above.
A Participant may change the frequency, amount or duration of his/her systematic withdrawals by submitting a form to Prudential or Prudential’s designee. Prudential will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.
A Participant may at any time instruct Prudential to terminate the Participant’s systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after Prudential has received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.
If a Participant arranges for systematic withdrawals, that will not affect any of the Participant’s other rights under the Contract, including the right to make withdrawals, and purchase a fixed dollar annuity.
Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
Asset Allocation Program	A method of diversification that allocates assets among classes to manage investment risk and enhance returns over the long term.	Optional	$0	$0	None
Systematic Withdrawal Plan	Allows for pre-planned, automatic scheduled distributions.	Optional	$0	$0	None

Benefits Description [Table Text Block]
Death Benefit
When Empower receives due proof of a Participant’s death and a claim and payment election submitted in a form approved by us in Good Order, we generally will pay to the designated Beneficiary a death benefit made up of the balance in the Participant Account. The death benefit will be valued as of the end of the Business Day in which proof of death and a claim and payment election forms are received at Empower in Good Order.
The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this prospectus. For certain Contracts, a death benefit claim should be sent to a designated record keeper rather than Empower.
Prudential will pay the death benefit in accordance with the Participant’s instructions. The death benefit can be paid:
1. in one lump sum as if it were a single withdrawal by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner;
2. as systematic withdrawals to completely distribute the death benefit amount by December 31 of the 10th anniversary of the participant's death;
3. as an annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.); or
4. as a partial withdrawal with any combination of numbers 2 and 3 of the above.
Any such payment will be subject to the required minimum distribution rules of Code Section 401(a)(9) as described in the “Federal Tax Status” section. If the Participant has not so directed, the Beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:
•to receive a lump sum cash payment by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner;
•to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.);
•to receive regular payments in accordance with the systematic withdrawal plan to completely distribute the death benefit amount by December 31 of the 10th anniversary of the participant’s death; or
•a combination of all or any two of the three options above.
Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant’s spouse in the form of a “qualified pre-retirement survivor annuity.” A “qualified pre-retirement survivor annuity” is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant’s date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a plan which is subject to these requirements properly consents to the waiver of the benefit, Prudential will pay 50% of the balance in the Participant Account to such spouse even if the designated Beneficiary is someone other than the spouse. Under these circumstances, Prudential would pay the remaining 50% to the Participant’s designated Beneficiary.
Unless the retirement arrangement that covered the Participant provides otherwise, a Beneficiary who elects to have a fixed-dollar annuity may choose from among the available forms of annuity. See the “Effecting an Annuity” section. The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the required minimum distribution rules. See the “Federal Tax Status” section of this prospectus. If the Beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, Prudential will make a single cash payment to the Beneficiary. A specific Contract may provide that an annuity is payable to the Beneficiary if the Beneficiary fails to make an election.
With respect to the death benefits paid under a contract issued to a non-ERISA 403(b) plan or an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
Until Prudential pays a death benefit that results in reducing to zero the balance in the Participant Account, Prudential will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the Beneficiary in the same manner as they had been for the Participant, except:
•the Beneficiary may make no contributions; and
•the Beneficiary may not take a loan.
Asset Allocation Program
We may make available an asset allocation program to assist you in determining how to allocate Purchase Payments. If you choose to participate in the program, you may do so by utilizing a form available in the employee enrollment kit. The form will depict various asset allocation models based on age and risk tolerance. You also may participate in the program by providing instructions by telephone or through the internet, if permitted under your plan. We offer the asset allocation program at no charge to you. You are under no obligation to participate in the program or to invest according to its model allocations. You may ignore, in whole or in part, the model investment allocations provided by the program.
Asset allocation is a sophisticated method of diversification that allocates assets among classes to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program’s model allocations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. Prudential is not acting as your fiduciary as defined by ERISA, or any rule or guidance promulgated thereunder, by making the asset allocation program available to you. If you need investment advice, please consult a qualified professional.
The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time.
Systematic Withdrawal Plan
If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts in which he/she invests and the Guaranteed Interest Account to which he/she allocates contributions. A Participant may arrange for systematic withdrawals only if at the time he/she elects to have such an arrangement, the balance in his/her Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he/she has first separated from service with his/her Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying required minimum distribution rules.
Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable as ordinary income. Participants who have not reached age 59 1/2 may incur substantial tax penalties on withdrawals. Withdrawals made after a Participant has attained age 72 (or age 73 shall apply to distributions required to be made after December 31, 2022 for individuals who attain age 72 after such date) and withdrawals by Beneficiaries must satisfy certain required minimum distribution rules. See the “Federal Tax Status” section.
You may arrange systematic withdrawals only pursuant to an election in a form approved by Prudential. Under certain types of retirement arrangements, if a Participant is married, the Participant’s spouse must consent in writing to the election of systematic withdrawals with signatures notarized or witnessed by an authorized plan representative, or equivalent electronic procedure permitted by ERISA and related federal regulations. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.
We will generally pay the amount of any withdrawal within seven days after receipt of a properly completed withdrawal request, in Good Order. We will pay the amount of any withdrawal requested, less any applicable tax withholding. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists. We also may delay any payment in order to obtain information from the Employer of a Participant that is reasonably necessary to ensure that the payment is in compliance with the restrictions on withdrawals imposed by Section 403(b) of the Code, if applicable. In such an event, a withdrawal request will not be in Good Order and we will not process it until we obtain such information from the Employer. An explanation of why an employer may be unwilling to provide this information may be found in the “ERISA Considerations” section.
Prudential will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. If the systematic withdrawal is made to satisfy required minimum distribution rules and the next succeeding Business Day would cause such payment to be made in the subsequent calendar year, then payment will be made on the last Business Day, preceding the day of the month specified by the Contractholder. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his/her Participant Account or has instructed Prudential in writing to terminate his/her systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy required minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment performance during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.
Prudential will take your systematic withdrawals proportionally from all the Subaccounts unless your Employer has directed Prudential to take such withdrawals first from your allocations, if any, to the Guaranteed Interest Account. If your Employer has provided such direction, Prudential will take your systematic withdrawals from your investment, if any, in the Guaranteed Interest Account until that amount is exhausted and thereafter pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner than that described immediately above.
A Participant may change the frequency, amount or duration of his/her systematic withdrawals by submitting a form to Prudential or Prudential’s designee. Prudential will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.
A Participant may at any time instruct Prudential to terminate the Participant’s systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after Prudential has received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.
If a Participant arranges for systematic withdrawals, that will not affect any of the Participant’s other rights under the Contract, including the right to make withdrawals, and purchase a fixed dollar annuity.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: GUARANTEED INTEREST ACCOUNT AND UNDERLYING FUND OPTIONS
A Guaranteed Interest Account is also available under the Contract. The Guaranteed Interest Account is a fixed income investment option that has an unlimited term and provides a guaranteed minimum crediting rate of 3.00%. This feature may not be changed.
Interest is calculated and applied daily at the current rate applicable to the Guaranteed Interest Account, subject to the guaranteed minimum crediting rate. The Guaranteed Interest Account is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the Guaranteed Interest Account to receive a new declared interest rate. While the Guaranteed Interest Account is not subject to market fluctuations, the following restrictions apply: (1) equity wash limitations as described in the section entitled “Transfers”; (2) transfer restrictions as described in the section entitled “Transfers Between the Guaranteed Interest Account and the Discovery Account” which will be either a market value adjustment component to your Plan’s contract OR specific fund transfer limitations as described therein; and (3) transfer restrictions related to abusive trading practices as described in the section entitled, “Redemption Fees and Abusive Trading Practices.” Investors should be aware that we may change the fixed investment options’ features, may offer new fixed options, or may terminate existing fixed options.
In addition to the Guaranteed Interest Account, the following is a list of portfolios available under the Contracts. The portfolios available under the Contracts vary by Employer and you should check the provisions of your Employer’s plan for a list of portfolios available. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower, 8515 East Orchard Road, Greenwood Village, CO 80111. You can also request this information at no cost by calling 855-756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio - Class A	0.65%	13.13%	12.04%	16.17%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Relative Value Fund - Class A*	0.59%	10.47%	11.42%	10.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio - Class A*	0.90%	4.80%	-0.44%	11.26%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
Seeks long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	0.66%	15.97%	11.93%	13.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: Newton Investment Management Ltd
Seeks long-term growth of capital	Davis Equity Portfolio (Formerly Davis Value Portfolio)	0.71%	27.24%	13.39%	12.52%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks long-term capital growth	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.84%	2.70%	1.27%	10.16%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Invesco V.I. Core Equity Fund - Series I	0.80%	16.17%	12.81%	11.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	0.86%	4.79%	3.90%	11.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Invesco V.I. EQV International Equity Fund - Series I	0.90%	16.50%	3.68%	6.22%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return, comprised of current income and capital appreciation	Invesco V.I. Government Securities Fund - Series I	0.70%	7.37%	0.04%	1.60%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio - Institutional Shares	0.82%	20.92%	12.51%	12.93%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term capital appreciation	LVIP Avantis Large Cap Value Fund - Standard Class II* (Effective 5/1/2026, the LVIP American Century Disciplined Core Value Fund was renamed to LVIP Avantis Large Cap Value Fund)	0.71%	14.86%	8.78%	10.39%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
Seeks capital appreciation	MFS® Growth Series - Initial Class*	0.73%	12.19%	11.10%	15.60%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks capital appreciation	MFS® Investors Trust Series - Initial Class*	0.74%	13.57%	11.33%	12.49%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks capital appreciation	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class*	0.72%	9.90%	10.02%	14.27%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS® Total Return Bond Series - Initial Class*	0.53%	7.17%	0.15%	2.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks total return	MFS® Total Return Series - Initial Class*	0.61%	11.16%	6.42%	7.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks long-term capital appreciation	Nomura VIP Emerging Markets Series - Standard* (Formerly Macquarie VIP Emerging Markets Series)	1.16%	81.26%	8.81%	12.17%
	Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust
	Subadviser: N/A
Seeks maximum current income, consistent with preservation of capital and daily liquidity	PIMCO Short-Term Portfolio - Administrative Class	0.65%	4.67%	3.25%	2.76%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
Seeks long-term growth of capital	PSF Global Portfolio - Class I*	0.73%	22.03%	10.04%	11.41%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Seeks total investment return consistent with a conservatively managed diversified portfolio	PSF PGIM 50/50 Balanced Portfolio - Class I	0.58%	12.16%	7.20%	8.19%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks total return consistent with an aggressively managed diversified portfolio	PSF PGIM Flexible Managed Portfolio - Class I	0.62%	13.16%	9.06%	9.26%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks maximum current income that is consistent with the stability of capital and the maintenance of liquidity	PSF PGIM Government Money Market Portfolio - Class I	0.32%	4.05%	3.06%	1.96%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit
Seeks a high total return	PSF PGIM High Yield Bond Portfolio - Class I*	0.57%	8.90%	4.85%	6.92%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Limited;
Seeks long-term growth of capital	PSF PGIM Jennison Blend Portfolio - Class I*	0.46%	18.52%	12.33%	13.96%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
Seeks long-term growth of capital	PSF PGIM Jennison Growth Portfolio - Class I*	0.60%	14.27%	10.69%	16.62%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
Seeks capital appreciation	PSF PGIM Jennison Value Portfolio - Class I	0.43%	16.88%	13.90%	11.39%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks a high level of income over a longer term while providing reasonable safety of capital	PSF PGIM Total Return Bond Portfolio - Class I	0.43%	7.80%	0.14%	3.17%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Limited;
Seeks long-term growth of capital	PSF Small-Cap Stock Index Portfolio - Class I	0.38%	5.69%	6.97%	9.52%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks	PSF Stock Index Portfolio - Class I	0.28%	17.56%	14.09%	14.51%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks	T.Rowe Price Equity Income Portfolio	0.74%	14.36%	11.17%	10.51%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
Seeks long-term capital growth	Templeton Foreign VIP Fund - Class 1*	0.83%	29.51%	8.52%	6.01%
	Adviser: Templeton Investment Counsel LLC
	Subadviser: N/A
*This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

Variable Option [Line Items]
Prospectuses Available [Text Block]
A Guaranteed Interest Account is also available under the Contract. The Guaranteed Interest Account is a fixed income investment option that has an unlimited term and provides a guaranteed minimum crediting rate of 3.00%. This feature may not be changed.
Interest is calculated and applied daily at the current rate applicable to the Guaranteed Interest Account, subject to the guaranteed minimum crediting rate. The Guaranteed Interest Account is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the Guaranteed Interest Account to receive a new declared interest rate. While the Guaranteed Interest Account is not subject to market fluctuations, the following restrictions apply: (1) equity wash limitations as described in the section entitled “Transfers”; (2) transfer restrictions as described in the section entitled “Transfers Between the Guaranteed Interest Account and the Discovery Account” which will be either a market value adjustment component to your Plan’s contract OR specific fund transfer limitations as described therein; and (3) transfer restrictions related to abusive trading practices as described in the section entitled, “Redemption Fees and Abusive Trading Practices.” Investors should be aware that we may change the fixed investment options’ features, may offer new fixed options, or may terminate existing fixed options.
In addition to the Guaranteed Interest Account, the following is a list of portfolios available under the Contracts. The portfolios available under the Contracts vary by Employer and you should check the provisions of your Employer’s plan for a list of portfolios available. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower, 8515 East Orchard Road, Greenwood Village, CO 80111. You can also request this information at no cost by calling 855-756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio - Class A	0.65%	13.13%	12.04%	16.17%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Relative Value Fund - Class A*	0.59%	10.47%	11.42%	10.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio - Class A*	0.90%	4.80%	-0.44%	11.26%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
Seeks long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	0.66%	15.97%	11.93%	13.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: Newton Investment Management Ltd
Seeks long-term growth of capital	Davis Equity Portfolio (Formerly Davis Value Portfolio)	0.71%	27.24%	13.39%	12.52%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks long-term capital growth	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.84%	2.70%	1.27%	10.16%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Invesco V.I. Core Equity Fund - Series I	0.80%	16.17%	12.81%	11.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	0.86%	4.79%	3.90%	11.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Invesco V.I. EQV International Equity Fund - Series I	0.90%	16.50%	3.68%	6.22%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return, comprised of current income and capital appreciation	Invesco V.I. Government Securities Fund - Series I	0.70%	7.37%	0.04%	1.60%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio - Institutional Shares	0.82%	20.92%	12.51%	12.93%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term capital appreciation	LVIP Avantis Large Cap Value Fund - Standard Class II* (Effective 5/1/2026, the LVIP American Century Disciplined Core Value Fund was renamed to LVIP Avantis Large Cap Value Fund)	0.71%	14.86%	8.78%	10.39%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
Seeks capital appreciation	MFS® Growth Series - Initial Class*	0.73%	12.19%	11.10%	15.60%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks capital appreciation	MFS® Investors Trust Series - Initial Class*	0.74%	13.57%	11.33%	12.49%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks capital appreciation	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class*	0.72%	9.90%	10.02%	14.27%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS® Total Return Bond Series - Initial Class*	0.53%	7.17%	0.15%	2.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks total return	MFS® Total Return Series - Initial Class*	0.61%	11.16%	6.42%	7.63%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks long-term capital appreciation	Nomura VIP Emerging Markets Series - Standard* (Formerly Macquarie VIP Emerging Markets Series)	1.16%	81.26%	8.81%	12.17%
	Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust
	Subadviser: N/A
Seeks maximum current income, consistent with preservation of capital and daily liquidity	PIMCO Short-Term Portfolio - Administrative Class	0.65%	4.67%	3.25%	2.76%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
Seeks long-term growth of capital	PSF Global Portfolio - Class I*	0.73%	22.03%	10.04%	11.41%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Seeks total investment return consistent with a conservatively managed diversified portfolio	PSF PGIM 50/50 Balanced Portfolio - Class I	0.58%	12.16%	7.20%	8.19%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks total return consistent with an aggressively managed diversified portfolio	PSF PGIM Flexible Managed Portfolio - Class I	0.62%	13.16%	9.06%	9.26%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Quantitative Solutions LLC;PGIM Limited;
Seeks maximum current income that is consistent with the stability of capital and the maintenance of liquidity	PSF PGIM Government Money Market Portfolio - Class I	0.32%	4.05%	3.06%	1.96%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit
Seeks a high total return	PSF PGIM High Yield Bond Portfolio - Class I*	0.57%	8.90%	4.85%	6.92%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Limited;
Seeks long-term growth of capital	PSF PGIM Jennison Blend Portfolio - Class I*	0.46%	18.52%	12.33%	13.96%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
Seeks long-term growth of capital	PSF PGIM Jennison Growth Portfolio - Class I*	0.60%	14.27%	10.69%	16.62%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC
Seeks capital appreciation	PSF PGIM Jennison Value Portfolio - Class I	0.43%	16.88%	13.90%	11.39%
	Adviser: PGIM Investments LLC
	Subadviser: Jennison Associates LLC

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks a high level of income over a longer term while providing reasonable safety of capital	PSF PGIM Total Return Bond Portfolio - Class I	0.43%	7.80%	0.14%	3.17%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Credit;PGIM Limited;
Seeks long-term growth of capital	PSF Small-Cap Stock Index Portfolio - Class I	0.38%	5.69%	6.97%	9.52%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks	PSF Stock Index Portfolio - Class I	0.28%	17.56%	14.09%	14.51%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks	T.Rowe Price Equity Income Portfolio	0.74%	14.36%	11.17%	10.51%
	Adviser: T. Rowe Price Associates, Inc.
	Subadviser: N/A
Seeks long-term capital growth	Templeton Foreign VIP Fund - Class 1*	0.83%	29.51%	8.52%	6.01%
	Adviser: Templeton Investment Counsel LLC
	Subadviser: N/A
*This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000003362 [Member] | C000028830 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio - Class A
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	16.17%
C000003362 [Member] | C000028862 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Relative Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
C000003362 [Member] | C000028836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	11.26%
C000003362 [Member] | C000005026 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
Portfolio Company Adviser [Text Block]	Adviser: BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]	Subadviser: Newton Investment Management Ltd
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000003362 [Member] | C000009557 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Davis Equity Portfolio (Formerly Davis Value Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	27.24%
Average Annual Total Returns, 5 Years [Percent]	13.39%
Average Annual Total Returns, 10 Years [Percent]	12.52%
C000003362 [Member] | C000020096 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 1
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.70%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	10.16%
C000003362 [Member] | C000000452 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund - Series I
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	11.73%
C000003362 [Member] | C000209364 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
C000003362 [Member] | C000000410 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
C000003362 [Member] | C000000404 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, comprised of current income and capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities Fund - Series I
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.60%
C000003362 [Member] | C000028721 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Institutional Shares
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
C000003362 [Member] | C000028730 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio - Institutional Shares
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	12.93%
C000003362 [Member] | C000247627 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	LVIP Avantis Large Cap Value Fund - Standard Class II* (Effective 5/1/2026, the LVIP American Century Disciplined Core Value Fund was renamed to LVIP Avantis Large Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Subadviser: American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	10.39%
C000003362 [Member] | C000007316 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	MFS® Growth Series - Initial Class*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.60%
C000003362 [Member] | C000007324 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	MFS® Investors Trust Series - Initial Class*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	12.49%
C000003362 [Member] | C000007247 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000003362 [Member] | C000007302 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return with an emphasis on current income, but also considering capital appreciation
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series - Initial Class*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.63%
C000003362 [Member] | C000007310 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return
Portfolio Company Name [Text Block]	MFS® Total Return Series - Initial Class*
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000003362 [Member] | C000006679 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series - Standard* (Formerly Macquarie VIP Emerging Markets Series)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	81.26%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	12.17%
C000003362 [Member] | C000026484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum current income, consistent with preservation of capital and daily liquidity
Portfolio Company Name [Text Block]	PIMCO Short-Term Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.67%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	2.76%
C000003362 [Member] | C000005695 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	22.03%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.41%
C000003362 [Member] | C000005724 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total investment return consistent with a conservatively managed diversified portfolio
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Credit;PGIM Quantitative Solutions LLC;PGIM Limited;
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	8.19%
C000003362 [Member] | C000005723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consistent with an aggressively managed diversified portfolio
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Credit;PGIM Quantitative Solutions LLC;PGIM Limited;
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	13.16%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	9.26%
C000003362 [Member] | C000005693 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum current income that is consistent with the stability of capital and the maintenance of liquidity
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Credit
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	1.96%
C000003362 [Member] | C000005726 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high total return
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class I*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Credit;PGIM Limited;
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.92%
C000003362 [Member] | C000005715 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio - Class I*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000003362 [Member] | C000005698 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio - Class I*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	16.62%
C000003362 [Member] | C000005728 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Jennison Associates LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	16.88%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	11.39%
C000003362 [Member] | C000005704 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of income over a longer term while providing reasonable safety of capital
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Credit;PGIM Limited;
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	3.17%
C000003362 [Member] | C000005725 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	9.52%
C000003362 [Member] | C000005727 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Average Annual Total Returns, 10 Years [Percent]	14.51%
C000003362 [Member] | C000005439 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks
Portfolio Company Name [Text Block]	T.Rowe Price Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	10.51%
C000003362 [Member] | C000020113 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 1*
Portfolio Company Adviser [Text Block]	Adviser: Templeton Investment Counsel LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	29.51%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	6.01%
C000003362 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefit
When Empower receives due proof of a Participant’s death and a claim and payment election submitted in a form approved by us in Good Order, we generally will pay to the designated Beneficiary a death benefit made up of the balance in the Participant Account. The death benefit will be valued as of the end of the Business Day in which proof of death and a claim and payment election forms are received at Empower in Good Order.
The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this prospectus. For certain Contracts, a death benefit claim should be sent to a designated record keeper rather than Empower.
Prudential will pay the death benefit in accordance with the Participant’s instructions. The death benefit can be paid:
1. in one lump sum as if it were a single withdrawal by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner;
2. as systematic withdrawals to completely distribute the death benefit amount by December 31 of the 10th anniversary of the participant's death;
3. as an annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.); or
4. as a partial withdrawal with any combination of numbers 2 and 3 of the above.
Any such payment will be subject to the required minimum distribution rules of Code Section 401(a)(9) as described in the “Federal Tax Status” section. If the Participant has not so directed, the Beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:
•to receive a lump sum cash payment by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner;
•to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.);
•to receive regular payments in accordance with the systematic withdrawal plan to completely distribute the death benefit amount by December 31 of the 10th anniversary of the participant’s death; or
•a combination of all or any two of the three options above.
Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant’s spouse in the form of a “qualified pre-retirement survivor annuity.” A “qualified pre-retirement survivor annuity” is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant’s date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a plan which is subject to these requirements properly consents to the waiver of the benefit, Prudential will pay 50% of the balance in the Participant Account to such spouse even if the designated Beneficiary is someone other than the spouse. Under these circumstances, Prudential would pay the remaining 50% to the Participant’s designated Beneficiary.
Unless the retirement arrangement that covered the Participant provides otherwise, a Beneficiary who elects to have a fixed-dollar annuity may choose from among the available forms of annuity. See the “Effecting an Annuity” section. The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the required minimum distribution rules. See the “Federal Tax Status” section of this prospectus. If the Beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, Prudential will make a single cash payment to the Beneficiary. A specific Contract may provide that an annuity is payable to the Beneficiary if the Beneficiary fails to make an election.
With respect to the death benefits paid under a contract issued to a non-ERISA 403(b) plan or an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
Until Prudential pays a death benefit that results in reducing to zero the balance in the Participant Account, Prudential will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the Beneficiary in the same manner as they had been for the Participant, except:
•the Beneficiary may make no contributions; and
•the Beneficiary may not take a loan.
C000003362 [Member] | New Loan Application Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75.00
Other Transaction Fee, Minimum [Dollars]	0
C000003362 [Member] | Annual Loan Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	60.00
Other Transaction Fee, Minimum [Dollars]	0
C000003362 [Member] | Asset Allocation Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	0
Optional Benefit Expense, Current [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Allocation Program
Purpose of Benefit [Text Block]	A method of diversification that allocates assets among classes to manage investment risk and enhance returns over the long term.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Asset Allocation Program
Operation of Benefit [Text Block]
Asset Allocation Program
We may make available an asset allocation program to assist you in determining how to allocate Purchase Payments. If you choose to participate in the program, you may do so by utilizing a form available in the employee enrollment kit. The form will depict various asset allocation models based on age and risk tolerance. You also may participate in the program by providing instructions by telephone or through the internet, if permitted under your plan. We offer the asset allocation program at no charge to you. You are under no obligation to participate in the program or to invest according to its model allocations. You may ignore, in whole or in part, the model investment allocations provided by the program.
Asset allocation is a sophisticated method of diversification that allocates assets among classes to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program’s model allocations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. Prudential is not acting as your fiduciary as defined by ERISA, or any rule or guidance promulgated thereunder, by making the asset allocation program available to you. If you need investment advice, please consult a qualified professional.
The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time.
C000003362 [Member] | Systematic Withdrawal Plan [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Current [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Purpose of Benefit [Text Block]	Allows for pre-planned, automatic scheduled distributions.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Operation of Benefit [Text Block]
Systematic Withdrawal Plan
If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts in which he/she invests and the Guaranteed Interest Account to which he/she allocates contributions. A Participant may arrange for systematic withdrawals only if at the time he/she elects to have such an arrangement, the balance in his/her Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he/she has first separated from service with his/her Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying required minimum distribution rules.
Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable as ordinary income. Participants who have not reached age 59 1/2 may incur substantial tax penalties on withdrawals. Withdrawals made after a Participant has attained age 72 (or age 73 shall apply to distributions required to be made after December 31, 2022 for individuals who attain age 72 after such date) and withdrawals by Beneficiaries must satisfy certain required minimum distribution rules. See the “Federal Tax Status” section.
You may arrange systematic withdrawals only pursuant to an election in a form approved by Prudential. Under certain types of retirement arrangements, if a Participant is married, the Participant’s spouse must consent in writing to the election of systematic withdrawals with signatures notarized or witnessed by an authorized plan representative, or equivalent electronic procedure permitted by ERISA and related federal regulations. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.
We will generally pay the amount of any withdrawal within seven days after receipt of a properly completed withdrawal request, in Good Order. We will pay the amount of any withdrawal requested, less any applicable tax withholding. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists. We also may delay any payment in order to obtain information from the Employer of a Participant that is reasonably necessary to ensure that the payment is in compliance with the restrictions on withdrawals imposed by Section 403(b) of the Code, if applicable. In such an event, a withdrawal request will not be in Good Order and we will not process it until we obtain such information from the Employer. An explanation of why an employer may be unwilling to provide this information may be found in the “ERISA Considerations” section.
Prudential will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. If the systematic withdrawal is made to satisfy required minimum distribution rules and the next succeeding Business Day would cause such payment to be made in the subsequent calendar year, then payment will be made on the last Business Day, preceding the day of the month specified by the Contractholder. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his/her Participant Account or has instructed Prudential in writing to terminate his/her systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy required minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment performance during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.
Prudential will take your systematic withdrawals proportionally from all the Subaccounts unless your Employer has directed Prudential to take such withdrawals first from your allocations, if any, to the Guaranteed Interest Account. If your Employer has provided such direction, Prudential will take your systematic withdrawals from your investment, if any, in the Guaranteed Interest Account until that amount is exhausted and thereafter pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner than that described immediately above.
A Participant may change the frequency, amount or duration of his/her systematic withdrawals by submitting a form to Prudential or Prudential’s designee. Prudential will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.
A Participant may at any time instruct Prudential to terminate the Participant’s systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after Prudential has received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.
If a Participant arranges for systematic withdrawals, that will not affect any of the Participant’s other rights under the Contract, including the right to make withdrawals, and purchase a fixed dollar annuity.
C000003362 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
You can lose money by participating in the Contract.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000003362 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered. Withdrawals from the Contract will reduce your contract value and the principal available for future growth. Early withdrawals from the Contract may result in taxes and tax penalties.

C000003362 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a Subaccount to new investors or stop accepting contributions from existing investors to any or all Subaccounts at any time.
For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Subaccounts, which invest in portfolios. If the Subaccounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Subaccounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.

C000003362 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Prudential. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential is available upon request. Such requests can be made toll-free at 855-756-4738. Information about Prudential's and its affiliate's financial strength ratings can be found under Investor Relations at the bottom of the home page at www.prudential.com.

For more information about the risk of loss, please refer to the “Principal Risks of Participating in the Contract” section later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk. No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contract. You should look to the financial strength of Prudential for its claims-paying ability. Prudential is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Prudential and our ability to conduct business and process transactions. Although Prudential has business continuity plans, it is possible that the plans may not operate as intended or required and that Prudential may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

C000003362 [Member] | Fund Removal And Replacement Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Fund Removal and Replacement Risk. Prudential reserves the right to remove or substitute a Subaccount or underlying investment option. A substituted investment option may differ in its investment objectives, performance, risk profile and fees. If an investment option is eliminated without replacement, your assets may be automatically reallocated to a default investment that may not align with your investment objectives unless you elect otherwise.

C000003362 [Member] | Risks Associated With Market Value Adjustment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Market Value Adjustment. If your plan elected the version of the Contract that has a market value adjustment feature, certain transfers from the Guaranteed Interest Account are subject to a market value adjustment if they exceed specified thresholds. The Guaranteed Interest Account is subject to an initial balance transfer limit that generally restricts investors from transferring more than 20% of their beginning yearly balance out of the Guaranteed Interest Account. Amounts transferred from a Participant’s Guaranteed Interest Account to another investment option available under the Participant’s plan that are in excess of 20% of the Participant’s Guaranteed Interest Account value (as measured as of the first day of the calendar year) are subject to a Market Value Adjustment as described in the Contract and SAI.
The market value adjustment is calculated by taking the interest rate applicable to deposited funds, subtracting the current rate for new contributions, and multiplying the difference by 3. Investors bear the investment risk associated with changes in interest rates. In addition, any allocation to the Guaranteed Interest Account is subject to the claims-paying ability of Prudential. Additional information regarding market value adjustments can be found in the Contract and SAI.

C000003362 [Member] | Transfer Restriction Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Transfer Restriction Risk. Certain Contracts may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contracts as “competing” with Prudential’s General Account options with regard to investment characteristics. If a Contract precludes such transfers, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock portfolio, may not for 90 days thereafter be transferred into a “competing” option or back to the Guaranteed Interest Account. Additional information regarding transfer limits applicable to the Guaranteed Interest Account can be found in the Contract and SAI.

C000003362 [Member] | Annuitization Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•The Death Benefit terminates upon annuitization.

C000003362 [Member] | Possible Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in portfolio available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.